Stock-based compensation - Additional Information (Detail) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Stock Options Granted After 2006 Year
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Term of options (in years)				5 years	8 years
Exercise price ratio					1.025
Vesting period					2 years
Stock-based compensation expense related to stock options	$ 3	¥ 325	¥ 1,539	¥ 2,522
Weighted-average grant-date fair value of options granted, per share				¥ 724
Total intrinsic value of stock options exercised	4	364	0	0
Cash received from options exercised	$ 23	¥ 2,147	¥ 0	¥ 0